1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Intangible Assets (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Intangible Assets

Intangible Assets

Intangible assets consist of intellectual property and customer relationships for our Prolieve business acquired in July 2012. These intangible assets were originally recorded at fair value and are amortized on a straight line basis over their estimated useful lives of 10 years. The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in a manner similar to that for property and equipment.